Provision for de-characterization of dam structures and asset retirement obligations (Details 1) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 6,162
Changes in estimates - amounts for closed plants charged to the income statement	(65)
Changes in estimates - capitalized value for operational plants	72
Disbursements	(272)
Monetary and present value adjustments	189
Transfer to assets held for sale	(151)
Translation adjustment	216
Balance at the end	6,151
Decharacterization Of Upstream Geotechnical Structures [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	2,097
Changes in estimates - amounts for closed plants charged to the income statement	(56)
Changes in estimates - capitalized value for operational plants
Disbursements	(134)
Monetary and present value adjustments	84
Transfer to assets held for sale
Translation adjustment	133
Balance at the end	2,124
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	3,621
Changes in estimates - amounts for closed plants charged to the income statement	(9)
Changes in estimates - capitalized value for operational plants	74
Disbursements	(89)
Monetary and present value adjustments	90
Transfer to assets held for sale	(151)
Translation adjustment	64
Balance at the end	3,600
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	444
Changes in estimates - amounts for closed plants charged to the income statement
Changes in estimates - capitalized value for operational plants	(2)
Disbursements	(49)
Monetary and present value adjustments	15
Transfer to assets held for sale
Translation adjustment	19
Balance at the end	$ 427